INCOME TAXES (Schedule of Components of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Deferred tax benefit	$ (777)	$ (224)	$ (432)
Current taxes	1,323	958	376
Income tax expense (benefit), total	546	734	(56)
Domestic	209	140	(6)
Foreign	337	594	(50)
Domestic taxes:
Current	$ 209	$ 140	$ (6)
Deferred
Total federal taxes	$ 209	$ 140	$ (6)
Foreign taxes:
Current	1,114	818	382
Deferred	(777)	(224)	(432)
Total foreign taxes	337	594	(50)
Taxes on income (income tax benefit)	$ 546	$ 734	$ (56)